SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549
RULE 23C-2 NOTICE OF INTENTION TO REDEEM SECURITIES
of
Invesco Insured Municipal Trust
1555 Peachtree Street, N.E.
Suite 1800
Atlanta, GA 30309
under the
Investment Company Act of 1940
Investment Company Act File No. 811-06434

          Invesco Insured Municipal Trust (the “Fund”) hereby notifies the Securities and Exchange Commission that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940.
     (1) Title of the class of Securities to be redeemed:
Auction Rate Preferred Shares, par value of $0.01 per share, liquidation preference of $50,000 per share (“ARPS”), Series TH and Series TU.
     (2) Date on which the securities may be called or redeemed:
The ARPS will be redeemed for each series on the following dates:
Series TH on February 3, 2012
Series TU on February 1, 2012
     (3) Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:
ARPS are to be redeemed in accordance with Section 4 of the Certificate of Designation, Establishing Powers, Qualifications, Rights and Preferences of the Preferred Shares.
     (4) The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:
126 outstanding shares of Series TH ARPS
56 outstanding shares of Series TU ARPS
     Such redemption of each series of shares of outstanding ARPS shall be effected pro rata.
     Please note that this notice serves only to disclose a proposed redemption of each of the ARPS series.

SIGNATURE
Pursuant to the requirement of Rule 23c-2 of the Investment Company Act of 1940, the Fund has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 19th day of December 2011.

INVESCO INSURED MUNICIPAL TRUST
By:	/s/ Elizabeth Nelson
	Name:	Elizabeth Nelson
	Title:	Assistant Secretary

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